                                             Supplement to Prospectus Dated May 1, 2001
                                                 Supplement dated December 10, 2001

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life
Assurance Corporation ("American Skandia").  If you do not have a current prospectus, please contact American Skandia at
1-800-SKANDIA.

                                                       A. SUB-ADVISOR CHANGE

AST AIM International Equity portfolio
Pursuant to the exemptive  authority  granted to American  Skandia  Trust,  its  investment  adviser,  American  Skandia  Investment
Services,  Incorporated  ("ASISI") has changed sub-advisors for the AST AIM International  Equity portfolio.  Effective December 10,
2001 Strong Capital  Management,  Inc. will become the sub-advisor for the AST AIM  International  Equity  portfolio.  In connection with this change the portfolio's name is changed to "AST Strong  International  Equity." The investment  objective of the AST Strong
International Equity portfolio is unchanged.

EVA/ EVA XT-SUPP. (12/10/2001)                                1                                                               35007